Account Payables and Accrued Expenses - Future lease payments included in the measurement of the lease liabilities (Details) $ in Thousands	Dec. 31, 2021 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Principal	$ 767
Interest	39
Total	806
2022
Disclosure of maturity analysis of operating lease payments [line items]
Principal	291
Interest	23
Total	314
2023
Disclosure of maturity analysis of operating lease payments [line items]
Principal	233
Interest	13
Total	246
2024
Disclosure of maturity analysis of operating lease payments [line items]
Principal	243
Interest	3
Total	$ 246